SHARE-BASED COMPENSATION - Changes in outstanding share options (Details)	12 Months Ended
	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares
Number of options
Options at beginning of the period | Options	4,908,983	5,286,884	3,854,974
Granted | Options	221,220	401,331	2,092,904
Exercised | Options	(617,516)	(299,471)	(275,055)
Forfeited | Options	(315,445)	(479,761)	(385,939)
Options outstanding at end of the period | Options	4,197,242	4,908,983	5,286,884
Options exercisable at end of the period | Options	3,150,793	3,135,910	2,457,312
Weighted average exercise price
Options at beginning of the period | $ / shares	$ 3.25	$ 3.21	$ 1.61
Granted | $ / shares	0.01	2.8	5.76
Exercised | $ / shares	1.15	0.78	0.77
Forfeited | $ / shares	3.69	3.98	2.82
Options outstanding at end of the period | $ / shares	3.35	3.25	3.21
Options exercisable at end of the period | $ / shares	$ 3.13	$ 2.45	$ 1.34